UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.5%)
Accenture Ltd., Class A	9,700	$307,587
ACE Ltd.	5,600	306,488
ADC Telecommunications, Inc. *	5,714	85,710
Alberto-Culver Co.	3,700	187,183
Altera Corp. *	9,000	165,420
Apple Computer, Inc. *	6,300	485,289
AT&T, Inc.	5,900	192,104
Autodesk, Inc. *	6,700	233,026
Bank of America Corp.	6,000	321,420
Best Buy Co., Inc.	11,500	615,940
BJ Services Co.	11,000	331,430
Cadence Design Systems, Inc. *	10,100	171,296
Caremark Rx, Inc.	4,700	266,349
Cephalon, Inc. *	4,100	253,175
Cerner Corp. *	4,400	199,760
Cintas Corp.	2,200	89,826
Cisco Systems, Inc. *	30,300	696,899
Coach, Inc. *	11,600	399,040
Corning, Inc. *	19,200	468,672
CVS Corp.	19,000	610,280
Danaher Corp.	4,000	274,680
Dover Corp.	3,800	180,272
First Data Corp.	10,300	432,600
Foster Wheeler Ltd. *	6,700	258,553
General Electric Corp.	3,300	116,490
Genzyme Corp. *	6,700	452,049
Gilead Sciences, Inc. *	8,600	590,820
Halliburton Co.	7,600	216,220
Henry Schein, Inc. *	7,800	391,092
Hewlett-Packard Co.	5,500	201,795
Illinois Tool Works, Inc.	6,000	269,400
J.P. Morgan Chase & Co.	11,800	554,128
Kellogg Co.	3,700	183,224
Kohl’s Corp. *	2,800	181,776
Laboratory Corp. of America Holdings *	2,800	183,596
Manpower, Inc.	2,100	128,667
Marriott International, Inc., Class A	12,600	486,864
Merrill Lynch & Co., Inc.	3,000	234,660
Microsoft Corp.	8,000	218,640
Morgan Stanley	2,200	160,402
MSC Industrial Direct Co., Inc., Class A	4,100	167,034
National-Oilwell Varco, Inc. *	6,690	391,700
News Corp., Class B	8,900	183,696
Nordstrom, Inc.	4,600	194,580
Northern Trust Corp.	1,900	111,017
NVIDIA Corp. *	8,600	254,474
Oracle Corp. *	12,000	212,880
Peabody Energy Corp.	3,600	132,408
PepsiCo, Inc.	4,700	306,722
Pharmaceutical Product Development, Inc.	13,536	483,100
Praxair, Inc.	3,300	195,228
Procter & Gamble Co.	6,700	415,266
QUALCOMM, Inc.	12,000	436,200
Republic Services, Inc.	4,500	180,945

Research in Motion Ltd. *	2,200	225,852
Rockwell Automation, Inc.	2,700	156,870
Station Casinos, Inc.	3,300	190,839
Symantec Corp. *	9,600	204,288
T. Rowe Price Group, Inc.	5,000	239,250
Teleflex, Inc.	1,500	83,460
Texas Instruments, Inc.	8,800	292,600
Textron, Inc.	2,000	175,000
The Walt Disney Co.	6,100	188,551
Union Pacific Corp.	3,000	264,000
Varian Medical Systems, Inc. *	4,800	256,272
Vertex Pharmaceuticals, Inc. *	5,000	168,250
Wyeth	5,500	279,620
Total Common Stocks		18,492,924

Money Markets (2.2%)
Dreyfus Cash Management Money Market Fund	207,696	207,696
Federated Prime Value Obligations Money Market Fund	207,794	207,794
Total Money Markets		415,490

Total (Cost $17,017,114) (a) - 100.7%		$18,908,414

Percentages indicated are based on net assets as of September 30, 2006.

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (63.7%)
3M Co.	306	$22,773
Abbott Laboratories	458	22,240
Air Products and Chemicals, Inc.	520	34,512
Amdocs Ltd. *	596	23,602
American International Group, Inc.	492	32,600
Analog Devices, Inc.	563	16,547
AT&T, Inc.	1,372	44,672
Automatic Data Processing, Inc.	815	38,582
Bank of New York Co., Inc.	525	18,512
Becton, Dickinson & Co.	348	24,593
Cisco Systems, Inc. *	2,352	54,095
Citigroup, Inc.	1,062	52,750
Coca-Cola Co.	878	39,229
ConocoPhillips	192	11,430
Duke Energy Corp.	509	15,372
Emerson Electric Corp.	343	28,764
EOG Resources, Inc.	165	10,733
Exxon Mobil Corp.	814	54,619
FPL Group, Inc.	451	20,295
General Electric Corp.	1,373	48,466
Genworth Financial, Inc., Class A	730	25,557
Honeywell International, Inc.	272	11,125
J.P. Morgan Chase & Co.	1,269	59,591
Jacobs Engineering Group, Inc. *	113	8,444
Johnson & Johnson	477	30,977
Johnson Controls, Inc.	170	12,196
Lehman Brothers Holdings, Inc.	372	27,476
McDonald’s Corp.	839	32,822
Medco Health Solutions, Inc. *	234	14,066
Novartis AG ADR	429	25,071
Omnicom Group, Inc.	227	21,247
Oracle Corp. *	2,416	42,860
PepsiCo, Inc.	618	40,331
Praxair, Inc.	491	29,048
Procter & Gamble Co.	699	43,324
Prudential Financial, Inc.	450	34,313
Questar Corp.	144	11,775
Schlumberger, Ltd.	257	15,942
Synovus Financial Corp.	897	26,345
TJX Companies, Inc.	946	26,516
United Technologies Corp.	339	21,476
Weatherford International, Ltd. *	414	17,272
Wells Fargo & Co.	1,632	59,045
Wyeth	646	32,843
Total Common Stocks		1,284,048

U.S. Government Agencies (30.1%)
Fannie Mae (12.9%)
5.75%, 2/15/08	30,000	30,279
6.63%, 9/15/09	25,000	26,163
6.63%, 11/15/10	50,000	53,177

5.50%, 3/15/11	25,000	25,588
5.13%, 1/2/14	50,000	49,861
4.13%, 4/15/14	50,000	47,400
7.25%, 5/15/30	20,000	25,688
		258,156
Federal Home Loan Bank (5.5%)
4.63%, 2/15/12	25,000	24,620
3.88%, 6/14/13	25,000	23,472
5.25%, 6/18/14	25,000	25,435
7.13%, 2/15/30	30,000	37,871
		111,398
Freddie Mac (11.7%)
2.88%, 5/15/07	50,000	49,275
2.75%, 3/15/08	35,000	33,904
3.63%, 9/15/08	50,000	48,752
3.38%, 4/15/09	50,000	48,144
6.00%, 6/15/11	30,000	31,350
5.13%, 7/15/12	25,000	25,234
		236,659
Total U.S. Government Agencies		606,213

U.S. Treasury Obligations (2.4%)
U.S. Treasury Bonds (1.4%)
6.13%, 11/15/27	10,000	11,696
5.38%, 2/15/31	15,000	16,201
		27,897
U.S. Treasury Notes (1.0%)
4.50%, 2/15/16	20,000	19,799
Total U.S. Treasury Obligations		47,696

Money Markets (4.4%)
Dreyfus Cash Management Money Market Fund	44,800	44,801
Federated Prime Value Obligations Money Market Fund	43,025	43,025
Total Money Markets		87,826

Total (Cost $1,837,810) (a) - 100.6%		$2,025,783

Percentages indicated are based on net assets as of September 30, 2006.

See notes to schedules of portfolio investments.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.3%)
Abercrombie & Fitch Co., Class A	3,725	$258,813
Akamai Technologies, Inc. *	3,700	184,963
Allegheny Technologies, Inc.	5,200	323,388
Alliance Data Systems Corp. *	6,300	347,697
Amdocs Ltd. *	8,200	324,720
American Medical Systems Holdings, Inc. *	14,700	270,921
Autodesk, Inc. *	6,600	229,548
C.H. Robinson Worldwide, Inc.	5,600	249,648
C.R. Bard, Inc.	2,200	165,000
CACI International, Inc., Class A *	4,900	269,549
Cadence Design Systems, Inc. *	7,600	128,896
CapitalSource, Inc.	11,500	296,930
Carters, Inc. *	7,100	187,369
Citrix Systems, Inc. *	3,600	130,356
Coach, Inc. *	8,480	291,712
Cognizant Technology Solutions Corp. *	4,300	318,458
Coldwater Creek, Inc. *	8,900	255,964
Community Health Systems, Inc. *	5,000	186,750
Complete Production Services, Inc. *	5,708	112,676
Comverse Technology, Inc. *	9,775	209,576
Corporate Executive Board Co.	2,650	238,262
Covance, Inc. *	4,300	285,434
Coventry Health Care, Inc. *	4,000	206,080
Cytyc Corp. *	10,700	261,936
DaVita, Inc. *	5,000	289,350
E*TRADE Financial Corp. *	7,200	172,224
Electronic Arts, Inc. *	4,900	272,832
Express Scripts, Inc. *	3,200	241,568
Fisher Scientific International, Inc. *	2,350	183,864
FormFactor, Inc. *	4,600	193,798
Gardner Denver, Inc. *	6,700	221,636
GEN-Probe, Inc. *	4,200	196,938
GlobalSantaFe Corp.	3,331	166,517
Guess?, Inc. *	4,570	221,782
Herbalife Ltd. *	9,600	363,648
IDEX Corp.	2,900	124,845
Intersil Corp., Class A	6,800	166,940
ITT Industries, Inc.	4,200	215,334
J.C. Penney Co., Inc.	2,600	177,814
Jones Lang LaSalle, Inc.	2,700	230,796
Joy Global, Inc.	6,575	247,286
Laureate Education, Inc. *	5,100	244,086
Manpower, Inc.	4,600	281,842
Marriott International, Inc., Class A	6,800	262,752
Martin Marietta Materials, Inc.	2,600	220,012
Microchip Technology, Inc.	5,040	163,397
MICROS Systems, Inc. *	4,860	237,751
Nabors Industries Ltd. *	5,600	166,600
National-Oilwell Varco, Inc. *	5,400	316,170
NII Holdings, Inc. *	6,100	379,175
PMC-Sierra, Inc. *	24,700	146,718
Polo Ralph Lauren Corp.	4,100	265,229
Precision Castparts Corp.	5,300	334,748
ProAssurance Corp. *	4,600	226,688

Respironics, Inc. *	8,000	308,879
SanDisk Corp. *	6,000	321,240
Scientific Games Corp., Class A *	8,700	276,660
Seagate Technology	3,800	87,742
Starwood Hotels & Resorts Worldwide, Inc.	5,050	288,810
Stericycle, Inc. *	3,904	272,460
T. Rowe Price Group, Inc.	8,000	382,800
TCF Financial Corp.	3,600	94,644
Thermo Electron Corp. *	8,400	330,372
Time Warner Telecom, Inc., Class A *	16,175	307,487
Tractor Supply Co. *	4,400	212,344
Ultra Petroleum Corp. *	3,300	158,763
Urban Outfitters, Inc. *	7,200	127,368
VCA Antech, Inc. *	7,500	270,450
WESCO International, Inc. *	5,300	307,559
XTO Energy, Inc.	4,100	172,733
Total Common Stocks		16,587,297

Money Markets (3.7%)
Dreyfus Cash Management Money Market Fund	328,892	328,892
Federated Prime Value Obligations Money Market Fund	313,718	313,718
Total Money Markets		642,610

Total (Cost $14,276,871) (a) - 100.0%		$17,229,907

Percentages indicated are based on net assets as of September 30, 2006.

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.2%)
3M Co.	6,500	$483,730
Abbott Laboratories	12,915	627,152
Alcoa, Inc.	12,628	354,089
Allstate Corp.	4,994	313,274
Alltel Corp.	3,000	166,500
American International Group, Inc.	7,891	522,858
Applied Materials, Inc.	18,200	322,686
AT&T, Inc.	19,975	650,387
Bank of America Corp.	17,478	936,297
Bank of New York Co., Inc.	16,500	581,790
Carnival Corp.	6,200	291,586
Caterpillar, Inc.	3,154	207,533
Chevron Corp.	12,469	808,740
CIT Group, Inc.	8,300	403,629
ConAgra Foods, Inc.	16,078	393,589
ConocoPhillips	13,112	780,557
Deere & Co.	2,700	226,557
Dow Chemical Co.	12,875	501,867
Duke Energy Corp.	2,900	87,580
E. I. du Pont de Nemours & Co.	2,840	121,666
Edison International	6,658	277,239
Exxon Mobil Corp.	9,273	622,218
Fiserv, Inc. *	4,631	218,073
Fortune Brands, Inc.	4,018	301,792
FPL Group, Inc.	6,694	301,230
Gannett Co., Inc.	7,655	435,034
General Dynamics Corp.	1,788	128,146
H.J. Heinz Co.	3,387	142,017
Hartford Financial Services Group, Inc.	7,200	624,600
Health Management Associates, Inc., Class A	9,300	194,370
Honeywell International, Inc.	13,050	533,745
IBM Corp.	2,525	206,899
Intel Corp.	25,100	516,307
J.P. Morgan Chase & Co.	14,675	689,137
Johnson & Johnson	12,518	812,919
KeyCorp	2,474	92,627
Kraft Foods, Inc., Class A	13,703	488,649
Lubrizol Corp.	3,300	150,909
Marathon Oil Corp.	7,895	607,126
Masco Corp.	5,250	143,955
McDonald’s Corp.	11,700	457,704
Merrill Lynch & Co., Inc.	8,475	662,915
MetLife, Inc.	15,500	878,539
Molson Coors Brewing Co., Class B	7,100	489,190
Morgan Stanley	2,926	213,335
National City Corp.	15,060	551,196
Parker Hannifin Corp.	4,600	357,558
Pfizer, Inc.	23,600	669,296
Pitney Bowes, Inc.	8,366	371,199
R.R. Donnelley & Sons Co.	6,000	197,760
Sprint Nextel Corp.	8,800	150,920
SunTrust Banks, Inc.	9,275	716,772
The Black & Decker Corp.	1,900	150,765
TJX Companies, Inc.	12,064	338,154

United Technologies Corp.	5,948	376,806
UST, Inc.	11,751	644,307
Verizon Communications, Inc.	10,411	386,560
Windstream Corp.	8,401	110,809
Total Common Stocks		23,992,844

Money Markets (3.6%)
Dreyfus Cash Management Money Market Fund	458,297	458,296
Federated Prime Value Obligations Money Market Fund	427,791	427,791

Total Money Markets		886,087

Total (Cost $21,592,783) (a) - 99.8%		$24,878,931

Percentages indicated are based on net assets as of September 30, 2006.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

September 30, 2006

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes.

ADR —	American Depositary Receipt

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:

	Cost of Investments	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$17,031,466	$1,876,948	$2,438,995	$(562,047)
Balanced VIP Fund	1,840,752	185,031	202,781	(17,750)
Mid Cap VIP Fund	14,307,896	2,922,011	3,200,204	(278,193)
Disciplined Value VIP Fund	21,602,355	3,276,576	3,518,377	(241,801)

The investment concentrations for the Funds as a percentage of net assets, by industry, as of September 30, 2006, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.0%	—	—
Aerospace/Defense	—	1.1%	—	2.0%
Agriculture	—	—	—	2.6%
Apparel	2.1%	—	5.6%	—
Auto Parts & Equipment	—	0.6%	—	—
Banks	2.3%	5.2%	2.3%	11.5%
Beverages	1.6%	3.9%	—	2.0%
Biotechnology	3.3%	—	—	—
Building Materials	—	—	—	0.6%
Cash Equivalents	2.2%	4.4%	3.7%	3.6%
Chemicals	1.0%	3.2%	—	3.1%
Coal	0.7%	—	—	—
Commercial Services	4.9%	—	6.5%	0.8%
Computers	5.8%	—	6.5%	1.7%
Cosmetics/Personal Care	3.2%	2.2%	—	—
Distribution/Wholesale	—	—	1.8%	—
Diversified Financial Services	6.3%	6.9%	3.2%	7.9%
Electric	—	1.8%	—	2.7%
Electrical Components & Equipment	—	1.4%	—	—
Electronics	—	—	3.0%	1.4%
Engineering & Construction	—	0.4%	—	—
Entertainment	—	—	1.6%	—
Environmental Control	1.0%	—	1.6%	—
Food	1.0%	—	—	4.1%
Hand/Machine Tools	—	—	—	0.6%
Healthcare-Products	3.4%	2.8%	8.7%	3.3%
Healthcare-Services	2.0%	—	3.9%	0.8%
Household Products/Wares	—	—	—	1.2%
Insurance	1.6%	4.6%	1.3%	9.4%
Internet	1.1%	—	1.1%	—
Iron/Steel	—	—	1.9%	—
Leisure Time	—	—	—	1.2%
Lodging	3.6%	—	3.2%	—
Machinery-Construction & Mining	—	—	2.2%	0.8%
Machinery-Diversified	1.8%	—	1.3%	0.9%
Media	2.0%	—	—	1.7%
Metal Fabricate/Hardware	—	—	1.9%	—
Mining	—	—	—	1.4%
Miscellaneous Manufacturing	6.3%	4.1%	2.5%	4.1%
Office/Business Equipment	—	—	—	1.5%
Oil & Gas	—	3.8%	4.5%	11.2%
Oil & Gas Services	5.0%	1.6%	1.8%	—
Pharmaceuticals	7.4%	4.7%	5.1%	5.2%
Pipelines	—	0.6%	—	—
Real Estate	—	—	1.3%	—
Retail	9.5%	2.9%	6.0%	3.2%
Semiconductors	3.8%	0.8%	3.9%	3.4%
Software	5.8%	4.0%	5.0%	—
Sovereign	—	32.5%	—	—
Telecommunications	10.1%	6.1%	7.1%	5.9%
Textiles	0.5%	—	—	—
Transportation	1.4%	—	1.5%	—

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments, continued

September 30, 2006 (Unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Coventry Funds Trust (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States  of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions—During the period, security transactions are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	November 27, 2006

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	November 27, 2006